PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 24,954	$ 24,628
Additions	2,868	2,543
Capitalized interest	29	16
Acquisitions	744
Divestiture		(53)
Disposals	(5)	(18)
Depreciation	(2,195)	(2,192)
Impairment reversals (charges)	(574)	30
Transfers	0	0
Property, plant and equipment, ending balance	25,821	24,954
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	64,937	63,793
Property, plant and equipment, ending balance	68,542	64,937
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(39,983)	(39,165)
Property, plant and equipment, ending balance	(42,721)	(39,983)
Buildings, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,536	7,473
Additions	30	23
Capitalized interest	0	0
Acquisitions	0
Divestiture		(50)
Disposals	(4)	(7)
Depreciation	(966)	(1,139)
Impairment reversals (charges)	(120)	42
Transfers	1,273	194
Property, plant and equipment, ending balance	6,749	6,536
Buildings, plant and equipment [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	17,237	18,361
Property, plant and equipment, ending balance	18,469	17,237
Buildings, plant and equipment [member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(10,701)	(10,888)
Property, plant and equipment, ending balance	(11,720)	(10,701)
Mining property subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	14,485	13,569
Additions	(139)	154
Capitalized interest	0	0
Acquisitions	0
Divestiture		(2)
Disposals	(1)	(1)
Depreciation	(1,229)	(1,053)
Impairment reversals (charges)	(442)	(13)
Transfers	1,326	1,831
Property, plant and equipment, ending balance	14,000	14,485
Mining property subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	31,824	29,901
Property, plant and equipment, ending balance	33,046	31,824
Mining property subject to depreciation [Member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(17,339)	(16,332)
Property, plant and equipment, ending balance	(19,046)	(17,339)
Mining property not subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,933	3,586
Additions	2,977	2,366
Capitalized interest	29	16
Acquisitions	744
Divestiture		(1)
Disposals	0	(10)
Depreciation	0	0
Impairment reversals (charges)	(12)	1
Transfers	(2,599)	(2,025)
Property, plant and equipment, ending balance	5,072	3,933
Mining property not subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,876	15,531
Property, plant and equipment, ending balance	17,027	15,876
Mining property not subject to depreciation [Member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(11,943)	(11,945)
Property, plant and equipment, ending balance	$ (11,955)	$ (11,943)